Lease liabilities - Summary of lease liabilities and discount rates (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 776	$ 666	$ 566	$ 542
0 to 1 year [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 53	$ 87	$ 39
Effective average monthly rate used	1.15%	1.55%	1.07%
1 to 2 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 248	$ 142	$ 198
Effective average monthly rate used	0.89%	1.17%	1.54%
2 to 3 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 140	$ 210	$ 144
Effective average monthly rate used	0.89%	1.02%	1.23%
3 to 4 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 149	$ 46	$ 81
Effective average monthly rate used	0.82%	0.97%	1.28%
4 to 5 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 55	$ 118	$ 43
Effective average monthly rate used	0.69%	0.90%	0.95%
5 to 9 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 112	$ 38	$ 45
Effective average monthly rate used	0.66%	0.81%	0.79%
More than 9 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 19	$ 25	$ 16
Effective average monthly rate used	0.73%	0.75%	0.82%